Cash Flow Information - Net debt reconciliation (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Information
Cash and cash equivalents	$ 2,060	$ 423	$ 3,098
Borrowings	(26,946)	(15,632)
Lease liabilities	(54)	(93)
Net debt	$ (24,940)	$ (15,302)